NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2019	Nov. 24, 2021	Jul. 02, 2020	Jan. 02, 2020	Aug. 31, 2018	Jun. 30, 2017
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Loss for the year	$ (13,063)	$ (7,128)	$ (16,776)	$ (16,776)
Cash used in operating activities	(8,054)	(3,120)		(4,952)
Cash	6,059	$ 1,308	$ 5,550	$ 5,550				$ 3,017
Working capital deficit	$ 23,600
Waterberg JV Co. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Effective ownership proportion after combined ownership of Mnombo's ownership portion with Platinum Group Metals (RSA) (Pty) Ltd	63.05%
Sprott Loan Facility [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Borrowings	$ 9,400
Borrowings extended amount	10,000
Convertible notes [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Borrowings	$ 19,990					$ 19,990	$ 19,990		$ 20,000
Subsequent Events [Member] | Sprott Loan Facility [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Borrowings					$ 3,600